Lease (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2022 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2023	¥ 99,014
2024	76,601
2025	28,772
Total future minimum lease payments	204,387
Less: imputed interest	10,808
Present value of lease liabilities	¥ 193,579